Disaggregation of Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer concentration is as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Top client	$639,520	$721,309	$683,546
Clients 2-5	1,431,873	1,453,508	1,506,087
Clients 6-10	1,306,604	1,188,943	1,112,636
Clients 11-25	1,774,160	1,743,539	1,585,739
Other	3,129,519	3,012,877	2,853,378
Total	$8,281,676	$8,120,176	$7,741,386